Provisions - Additional Information (Detail) $ in Millions	Dec. 31, 2021 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 968.6
Tax contingencies [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	284.8
Labor contingencies [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	169.2
Administrative and other proceedings [member]
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 514.6